REGULATORY FEES (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) GW / yr item GW MW	Dec. 31, 2016 BRL (R$)	Jan. 01, 2013
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 728,180	R$ 647,201
TOTAL NONCURRENT LIABILITIES	698,423	615,253
TOTAL LIABILITIES	R$ 1,426,603	1,262,454
Total installed power capacity (in MW) | GW	48,120.000
Total annual consumption in the country under PROINFA (as a percent)	3.20%
RGR Quota
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 83,641	56,083
TOTAL NONCURRENT LIABILITIES	R$ 7,146	21,093
Value of investments made by concessionaires and permit-holders percentage	2.50%
Value of investments made by concessionaires and permit-holders limited to annual revenue percentage	3.00%
CDE Quota
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 89,688	53,733
Percentage of fee rate to the previous rate			25.00%
PROINFA Quota
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 9,159	14,152
Operation of plants under PROINFA program | item	144
Total installed power capacity (in MW) | MW	3,299.40
Generation of electricity per year under PROINFA program | GW / yr	12,000
Number of residences benefited under PROINFA program | item	6,900,000
Period of guaranteed electricity supply under PROINFA program	20 years
PROINFA Quota | Small Hydroelectric Plants
REGULATORY FEES
Operation of plants under PROINFA program | item	63
Total installed power capacity (in MW) | MW	1,191.24
PROINFA Quota | Eolic plants
REGULATORY FEES
Operation of plants under PROINFA program | item	54
Total installed power capacity (in MW) | MW	1,422.92
PROINFA Quota | Biomass plants
REGULATORY FEES
Operation of plants under PROINFA program | item	27
Total installed power capacity (in MW) | MW	685.24
Compensation for the Use of Water Resources
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 178,978	72,456
Effect of UHE reservoirs by destined cities percentage	45.00%
Effect of UHE reservoirs by states percentage	45.00%
Effect of UHE reservoirs by union percentage	10.00%
Concessionaires pay percentage	6.75%
Inspection Fee for Electric Energy Services
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 27,442	29,819
Economic value added by the concessionaire Percentage	0.50%
Research & Development - R&D
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 240,812	126,071
TOTAL NONCURRENT LIABILITIES	R$ 671,791	528,865
Minimum investment of sum by electricity concessionaires every year percentage	1.00%
Energy Efficiency Program - PEE
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 65,802	258,590
TOTAL NONCURRENT LIABILITIES	19,486	65,295
Other
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 32,658	R$ 36,297